Summary of Stock Options Outstanding and Related Valuation Inputs (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Option issued to Trustees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options outstanding	50,000
Weighted average exercise price	$ 15.00
Weighted average fair value at date of grant	$ 4.24
Weighted average remaining life (years)	9 years 10 months 24 days
Expected term (years)	7 years
Dividend yield	3.00%
Volatility	39.00%
Risk-free interest rate	1.00%
Options issued to employees of Property Manager and Advisor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options outstanding	650,000
Weighted average exercise price	$ 15.00
Weighted average fair value at date of grant	$ 4.24
Weighted average remaining life (years)	9 years 10 months 24 days
Expected term (years)	7 years
Dividend yield	3.00%
Volatility	39.00%
Risk-free interest rate	1.00%